Summary of Significant Accounting Policies - Schedule of Income Tax Expense (Benefit) Reconciliation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected tax at statutory rate	$ (5,039,957)	$ (7,471,394)	$ (6,916,994)
Non-taxable REIT (income) loss	3,310,797	4,452,671	4,057,517
Change in Valuation Allowance	3,000,000	3,900,000	2,853,603
Other adjustments	(31,351)
Total provision	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Expected tax at statutory rate	21.00%	21.00%	21.00%
Non-taxable REIT (income) loss	(13.80%)	(12.50%)	(12.30%)
Change in Valuation Allowance		(10.90%)	(8.70%)
Other adjustments	0.10%
Total provision	0.00%	0.00%	0.00%
Foreign Tax Jurisdiction [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Canadian rate differential	$ (461,086)
Change in Valuation Allowance	2,658,480	$ 3,857,555
Other adjustments	$ (436,883)	$ (838,832)	$ 5,874
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Canadian rate differential	1.90%
Change in Valuation Allowance	(11.10%)
Other adjustments	1.90%	2.40%	0.00%